Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments

Note 26 – Derivative Financial Instruments

Northern Trust is a party to various derivative financial instruments that are used in the normal course of business to meet the needs of its clients; as part of its trading activity for its own account; and as part of its risk management activities. These instruments include foreign exchange contracts, interest rate contracts, and credit default swap contracts.

Northern Trust’s primary risks associated with these instruments is the possibility that interest rates, foreign exchange rates, or credit spreads could change in an unanticipated manner, resulting in higher costs or a loss in the underlying value of the instrument. These risks are mitigated by establishing limits, monitoring the level of actual positions taken against such established limits, and monitoring the level of any interest rate sensitivity gaps created by such positions. When establishing position limits, market liquidity and volatility, as well as experience in each market, are all taken into account.

The estimated credit risk associated with derivative instruments relates to the failure of the counterparty and the failure of Northern Trust to pay based on the contractual terms of the agreement, and is generally limited to the unrealized fair value gains and losses on these instruments, respectively. The amount of credit risk will increase or decrease during the lives of the instruments as interest rates, foreign exchange rates, or credit spreads fluctuate. This risk is controlled by limiting such activity to an approved list of counterparties and by subjecting such activity to the same credit and quality controls as are followed in lending and investment activities. Credit Support Annex agreements are currently in place with a number of counterparties which mitigate the aforementioned credit risk associated with derivative activity conducted with those counterparties by requiring that significant net unrealized fair value gains be supported by collateral placed with Northern Trust.

All derivative financial instruments, whether designated as hedges or not, are recorded on the consolidated balance sheet at fair value within other assets or other liabilities. As noted in the discussions below, the manner in which changes in the fair value of a derivative is accounted for in the consolidated statement of income depends on whether the contract has been designated as a hedge and qualifies for hedge accounting under GAAP. Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. Derivative assets and liabilities recorded on the consolidated balance sheet were each reduced by $2,023.6 million and $1,818.2 million as of December 31, 2011 and 2010, respectively, as a result of master netting agreements in place. Derivative assets and liabilities recorded at December 31, 2011 also reflect reductions of $220.1 million and $257.4 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties. This compares with reductions of derivative assets and liabilities of $2,622.3 million and $2,962.2 million, respectively, at December 31, 2010. Additional cash collateral received from and deposited with derivative counterparties totaling $72.3 million and $47.8 million, respectively, of as of December 31, 2011, and $9.9 million and $.5 million, respectively, as of December 31, 2010, were not offset against derivative assets and liabilities on the consolidated balance sheet as the amounts exceeded the net derivative positions with those counterparties.

Certain master netting agreements Northern Trust enters into with derivative counterparties contain credit-risk-related contingent features in which the counterparty has the option to declare Northern Trust in default and accelerate cash settlement of the net derivative liabilities with the counterparty in the event Northern Trust’s credit rating falls below specified levels. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position was $.2 billion and $3.3 billion on December 31, 2011 and 2010, respectively. Cash collateral amounts deposited with derivative counterparties on those dates included $.1 billion and $2.9 billion, respectively, posted against these liabilities, resulting in a net maximum amount of termination payments that could have been required at December 31, 2011 and 2010 of $121.6 million and $387.1 million, respectively. Accelerated settlement of these liabilities would not have a material effect on the consolidated financial position or liquidity of Northern Trust.

Foreign Exchange Contracts are agreements to exchange specific amounts of currencies at a future date, at a specified rate of exchange. Foreign exchange contracts are entered into primarily to meet the foreign exchange needs of clients. Foreign exchange contracts are also used for trading purposes and risk management. For risk management purposes, Northern Trust currently uses foreign exchange contracts to reduce its exposure to changes in foreign exchange rates relating to certain forecasted non-functional currency denominated revenue and expenditure transactions, foreign currency denominated assets and liabilities, and net investments in non-U.S. affiliates.

Interest Rate Contracts include swap, option, and forward contracts. Interest rate swap contracts involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Northern Trust enters into interest rate swap contracts on behalf of its clients and also utilizes such contracts to reduce or eliminate the exposure to changes in the cash flows or fair value of hedged assets or liabilities due to changes in interest rates. Interest rate option contracts consist of caps, floors, and swaptions, and provide for the transfer or reduction of interest rate risk in exchange for a fee. Northern Trust enters into option contracts primarily as a seller of interest rate protection to clients. Northern Trust receives a fee at the outset of the agreement for the assumption of the risk of an unfavorable change in interest rates. This assumed interest rate risk is then mitigated by entering into an offsetting position with an outside counterparty. Northern Trust may also purchase option contracts for risk management purposes. Northern Trust enters into interest rate forward contracts to lend funds to a potential borrower at a specified interest rate within a specified period of time. These forward contracts are derivative instruments if the loans that will result from the exercise of the commitments will be held for sale.

Credit Default Swap Contracts are agreements to transfer credit default risk from one party to another in exchange for a fee. Northern Trust enters into credit default swaps with outside counterparties where the counterparty agrees to assume the underlying credit exposure of a specific Northern Trust commercial loan or loan commitment.

Client-Related and Trading Derivative Instruments. In excess of 97% of Northern Trust’s derivatives outstanding at December 31, 2011 and 2010, measured on a notional value basis, relate to client-related and trading activities. These activities consist principally of providing foreign exchange services to clients in connection with Northern Trust’s global custody business. However, in the normal course of business, Northern Trust also engages in trading of currencies for its own account.

The following table shows the notional amounts of client-related and trading derivative financial instruments. Notional amounts of derivative financial instruments do not represent credit risk, and are not recorded in the consolidated balance sheet. They are used merely to express the volume of this activity. Northern Trust’s credit-related risk of loss is limited to the positive fair value of the derivative instrument, which is significantly less than the notional amount.

	DECEMBER 31, 2011			DECEMBER 31, 2010
(In Millions)	NOTIONAL VALUE	FAIR VALUE ASSET	LIABILITY	NOTIONAL VALUE	FAIR VALUE ASSET	LIABILITY
Foreign Exchange Contracts	$239,901.3	$3,062.1	$2,959.8	$242,007.1	$5,747.9	$5,729.9
Interest Rate Option Contracts	100.5	—	—	126.1	.1	.1
Interest Rate Swap Contracts	4,570.4	188.7	184.6	4,301.7	151.2	148.4
Total	$244,572.2	$3,250.8	$3,144.4	$246,434.9	$5,899.2	$5,878.4

Changes in the fair value of client-related and trading derivative instruments are recognized currently in income. The following table shows the location and amount of gains and losses recorded in the consolidated statement of income for the years ended December 31, 2011 and 2010.

	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT OF DERIVATIVE GAIN/ (LOSS) RECOGNIZED IN INCOME
(In Millions)		DECEMBER 31, 2011	DECEMBER 31, 2010
Foreign Exchange Contracts	Foreign Exchange Trading Income	$324.5	$382.2
Interest Rate Swap Contracts	Security Commissions and Trading Income	5.9	9.3
Total		$330.4	$391.5

Risk Management Instruments. Northern Trust uses derivative instruments to hedge its exposure to foreign currency, interest rate, and credit risk. Certain hedging relationships are formally designated and qualify for hedge accounting under GAAP as fair value, cash flow, or net investment hedges. Other derivatives that are entered into for risk management purposes as economic hedges are not formally designated as hedges and, therefore, are accounted for as trading instruments.

In order to qualify for hedge accounting, a formal assessment is performed on a calendar quarter basis to verify that derivatives used in designated hedging transactions continue to be highly effective in offsetting the changes in fair value or cash flows of the hedged item. If a derivative ceases to be highly effective, matures, is sold, or is terminated, or if a hedged forecasted transaction is no longer expected to occur, hedge accounting is terminated and the derivative is treated as if it were a trading instrument.

The following table identifies the types and classifications of derivative instruments designated as hedges and used by Northern Trust to manage risk, their notional and fair values, and the respective risks addressed.

			DECEMBER 31, 2011			DECEMBER 31, 2010
				FAIR VALUE			FAIR VALUE
(In Millions)	DERIVATIVE INSTRUMENT	RISK CLASSIFICATION	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
FAIR VALUE HEDGES
Available for Sale Investment Securities	Interest Rate Swap Contracts	Interest Rate	$2,172.0	$2.6	$46.8	$860.0	$4.8	$14.9
Senior Notes and Long-Term Subordinated Debt	Interest Rate Swap Contracts	Interest Rate	1,100.0	147.0	.5	1,100.0	129.8	.4
CASH FLOW HEDGES
Forecasted Foreign Currency Denominated Transactions	Foreign Exchange Contracts	Foreign Currency	932.9	9.4	27.2	935.3	19.3	15.2
NET INVESTMENT HEDGES
Net Investments in Non-U.S. Affiliates	Foreign Exchange Contracts	Foreign Currency	1,554.7	12.0	1.5	1,390.1	13.0	18.3

Total			$5,759.6	$171.0	$76.0	$4,285.4	$166.9	$48.5

In addition to the above, Sterling denominated debt, totaling $241.2 million and $241.8 million at December 31, 2011 and 2010, respectively, was designated as a hedge of the foreign exchange risk associated with the net investment in certain non-U.S. affiliates.

Derivatives are designated as fair value hedges to limit Northern Trust’s exposure to changes in the fair value of assets and liabilities due to movements in interest rates. For a fair value hedge, changes in the fair value of the derivative instrument and changes in the fair value of the hedged asset or liability attributable to the hedged risk are recorded currently in income.

The following table shows the location and amount of derivative gains and losses recorded in the consolidated statement of income related to fair value hedges for the years ended December 31, 2011 and 2010.

	DERIVATIVE INSTRUMENT	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT OF DERIVATIVE GAIN/ (LOSS) RECOGNIZED IN INCOME
(In Millions)			DECEMBER 31, 2011	DECEMBER 31, 2010
Available for Sale Investment Securities	Interest Rate Swap Contracts	Interest Income	(56.6)	(13.3)
Senior Notes and Long-Term Subordinated Debt	Interest Rate Swap Contracts	Interest Expense	194.4	78.8
Total			137.8	65.5

Northern Trust applies the “shortcut” method of accounting, available under GAAP, to substantially all of its fair value hedges, which assumes there is no ineffectiveness in a hedge. As a result, changes recorded in the fair value of the hedged item are equal to the offsetting gain or loss on the derivative and are reflected in the same line item as the gain or loss. For fair value hedges that do not qualify for the “shortcut” method of accounting, Northern Trust utilizes regression analysis, a “long-haul” method of accounting, in assessing whether the hedging relationships are highly effective at inception and on an ongoing basis. There were $.3 million and $.2 million of changes recorded in the fair values of outstanding hedged items for such “long-haul” hedges during the years ended December 31, 2011 and 2010, respectively. There was $.9 million and $.1 million ineffectiveness recorded during the years ended December 31, 2011 and 2010, respectively, and no ineffectiveness recorded during the year ended December 31, 2009, for available for sale investment securities, senior notes, and subordinated debt.

Derivatives are also designated as cash flow hedges in order to minimize the variability in cash flows of earning assets or forecasted transactions caused by movements in interest or foreign exchange rates. The effective portion of changes in the fair value of such derivatives is recognized in AOCI, a component of stockholders’ equity, and there is no change to the accounting for the hedged item. When the hedged forecasted transaction impacts earnings, balances in AOCI are reclassified to the same income or expense classification as the hedged item. Northern Trust assesses effectiveness using regression analysis for cash flow hedges of available for sale securities. Ineffectiveness is measured using the hypothetical derivative method. For cash flow hedges of forecasted foreign currency denominated revenue and expenditure transactions, Northern Trust closely matches all terms of the hedged item and the hedging derivative at inception and on an ongoing basis which limits hedge ineffectiveness. To the extent all terms are not perfectly matched, effectiveness is assessed using the dollar-offset method and any ineffectiveness is measured using the hypothetical derivative method. There was no ineffectiveness recognized in earnings for cash flow hedges during the years ended December 31, 2011, 2010 or 2009. As of December 31, 2011, twenty-three months is the maximum length of time over which the exposure to variability in future cash flows of forecasted foreign currency denominated transactions is being hedged.

The following table provides cash flow hedge derivative gains and losses recognized in AOCI and the amounts reclassified to earnings during the years ended December 31, 2011 and 2010.

	2011	2010
(In Millions)	FOREIGN EXCHANGE CONTRACTS	FOREIGN EXCHANGE CONTRACTS
Net Gain/(Loss) Recognized in AOCI	$(23.6)	$46.7

Net Gain/(Loss) Reclassified from AOCI to Earnings
Trust, Investment and Other Servicing Fees	.6	7.2
Other Operating Income	(.1)	.2
Interest Income	(1.2)	1.7
Interest Expense	0	.1
Compensation	3.0	(8.2)
Employee Benefits	.9	(2.1)
Equipment and Software Expense	0	(.1)
Occupancy Expense	.5	(1.1)
Other Operating Expense	1.9	(4.0)

Total	$5.6	$(6.3)

During the year ended December 31, 2011 and 2010, none and $6.3 million, respectively, of net foreign exchange contract losses were reclassified into earnings as a result of the discontinuance of cash flow hedges as it was no longer probable that the original forecasted transactions would occur. It is estimated that a net loss of $10.3 million will be reclassified into earnings within the next twelve months relating to cash flow hedges.

Certain foreign exchange contracts and qualifying nonderivative instruments are designated as net investment hedges to minimize Northern Trust’s exposure to variability in the foreign currency translation of net investments in non-U.S. branches and subsidiaries. The effective portion of changes in the fair value of the hedging instrument is recognized in AOCI consistent with the related translation gains and losses of the hedged net investment. For net investment hedges, all critical terms of the hedged item and the hedging instrument are matched at inception and on an ongoing basis to eliminate hedge ineffectiveness. As a result, no ineffectiveness was recorded for these hedges during the year ended December 31, 2011, 2010 or 2009. Amounts recorded in AOCI are reclassified to earnings only upon the sale or liquidation of an investment in a non-U.S. branch or subsidiary.

The following table provides net investment hedge gains and losses recognized in AOCI during the years ended December 31, 2011 and 2010.

(In Millions)	AMOUNT OF HEDGING INSTRUMENT GAIN/(LOSS) RECOGNIZED IN AOCI (BEFORE TAX)
	2011	2010
Foreign Exchange Contracts	$25.2	$40.6
Sterling Denominated Subordinated Debt	.5	9.8
Sterling Denominated Senior Debt	0	10.5

Total	$25.7	$60.9

Derivatives not formally designated as hedges under GAAP are entered into for the purpose of managing the foreign currency risk of non-U.S. dollar denominated assets and liabilities, forecasted foreign currency denominated transactions and the credit risk and interest rate risk of loans and loan commitments. The following table identifies the types and classifications of risk management derivative instruments not formally designated as hedges, their notional and fair values, and the respective risks addressed.

			DECEMBER 31, 2011			DECEMBER 31, 2010
				FAIR VALUE			FAIR VALUE
(In Millions)	DERIVATIVE INSTRUMENT	RISK CLASSIFICATION	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
Commercial Loans and Loan Commitments	Credit Default Swap Contracts	Credit	$60.5	$.7	$.1	$149.5	$–	$2.8
Loan Commitments	Forward Contracts	Interest Rate	0	0	.0	14.3	.5	.2
Forecasted Foreign Currency Denominated Transactions	Foreign Exchange Contracts	Foreign Currency	127.3	2.1	2.6	616.1	12.3	16.2
Commercial Loans	Foreign Exchange Contracts	Foreign Currency	84.3	1.3	.3	60.6	.1	.9
Net Investments in Non-U.S. Affiliates	Foreign Exchange Contracts	Foreign Currency	63.5	.4	.2	61.3	.2	.8

Total			$335.6	4.5	$3.2	$901.8	13.1	$20.9

Changes in the fair value of derivative instruments not formally designated as hedges are recognized currently in income. The following table provides the location and amount of gains and losses recorded in the consolidated statement of income for the years ended December 31, 2011 and 2010.

		2011	2010
(In Millions)	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT RECOGNIZED IN INCOME	AMOUNT RECOGNIZED IN INCOME
Credit Default Swap Contracts	Other Operating Income	$.9	$(1.7)
Forward Contracts	Other Operating Income	.2	.3
Foreign Exchange Contracts	Other Operating Income	(7.0)	(19.7)

Total		$(5.9)	$(21.1)